Annual Total Returns- Invesco Treasury Portfolio (Resource) [BarChart] - Resource - Invesco Treasury Portfolio - Resource Class	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.03%	0.02%	0.02%	0.01%	0.02%	0.10%	0.60%	1.58%	1.91%	0.28%